Submission	Dec. 12, 2024
Submission [Line Items]
Central Index Key	0000827054
Registrant Name	Microchip Technology Incorporated
Registration File Number	333-277512
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES